Risk management (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of financial risk management [Line Items]
Deposits from customers	$ 2,982,976	$ 2,937,105
Deposits From Customers To Total Deposits Percentage	24.00%	16.00%
Financial assets held for managing liquidity risk	$ 1,706,000	$ 619,000
Liquid Assets To Total Deposits Percentage	57.00%	21.00%
Financial assets held for managing liquidity risk deposited in bank	$ 1,648,000	$ 609,000
Financial assets held for managing liquidity risk Percentage deposited in bank	97.00%	98.00%
Customers' liabilities under acceptances	$ 9,696	$ 6,369
Percentage of Coverage Ratio	8.00%	7.00%
Percentage of Credit Loss Occurrence	95.00%
Medium Term [Member]
Statement of financial risk management [Line Items]
Loans and advances to customers,remaining maruity term	0 days	0 days
Customers' liabilities under acceptances	$ 2,197,000	$ 1,872,000
Investment Securities [Member] | Medium Term [Member]
Statement of financial risk management [Line Items]
Customers' liabilities under acceptances	$ 98,000	$ 86,000
Loans Portfolio [Member] | Short Term [Member]
Statement of financial risk management [Line Items]
Loans and advances to customers,remaining maruity term	118 days	112 days
Customers' liabilities under acceptances	$ 3,688	$ 3,746
Loans And Advances To Customers Maturity Term	226 days	203 days
Loans Portfolio [Member] | Medium Term [Member]
Statement of financial risk management [Line Items]
Customers' liabilities under acceptances	$ 2,099,000	$ 1,786,000
Demand and Call Deposits [Member]
Statement of financial risk management [Line Items]
Deposits from customers	$ 725,000	$ 478,000